Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

May 27, 2015

VIA EDGAR TRANSMISSION

Ms. Ashley Vroman-Lee
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”) Initial Registration Statement on Form N-1A File Nos.: 333-201530 and 811-23024

Dear Ms. Vroman-Lee:

Attached for filing, please find Pre-Effective Amendment No. 2 (the “Amendment”) to the registration statement on Form N-1A for Pacer Funds Trust. The Amendment and this correspondence respond to comments we received from the staff of the U.S. Securities and Exchange Commission (the “Staff” of the “Commission”) dated May 11, 2015 with respect to the Trust’s initial registration statement on Form N-1A relating to the Trust’s initial series, Pacer US 500 Trendpilot ETF, Pacer US 400 Trendpilot ETF, Pacer NASDAQ-100 Trendpilot ETF and Pacer US Export Leaders ETF (the “Funds”).  For your convenience, the comments have been reproduced with responses following each comment. Capitalized terms have the same meaning as in the initial registration statement and the Staff’s letter.

A request to accelerate the effectiveness of the Amendment, on behalf of the Funds’ and their distributor, will be filed separately as correspondence.

In addition to the responses below, please note that the names of certain of the Funds have been changed as indicated in the table below.

Old Name	New Name
Pacer NASDAQ-100 Trendpilot ETF	Pacer Trendpilot 100 ETF
Pacer US 400 Trendpilot ETF	Pacer Trendpilot 450 ETF
Pacer US 500 Trendpilot ETF	Pacer Trendpilot 750 ETF

Additionally, please note that the methodology for each of the Trendpilot Indices has been modified to incorporate a middle position between being exposed 100% to equities and 100% to US Treasuries. In this middle position, the applicable index and Fund would be exposed 50% to equities and 50% to US Treasuries. In conjunction with this change, the disclosure regarding the methodology for each of the Trendpilot indices has been revised to add clarity and address the comments below.

In connection with this correspondence, the Trust, on behalf of the Funds, acknowledges that:

(1)	the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

(2)
should the U.S. Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(3)
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(4)	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

PROSPECTUS

All Funds

Please apply the following comments in this section to all applicable Funds in the registration statement.

Comment 1.	Please disclose in the prospectus all applicable fees and expenses required by Item 3 of Form N-1A.

Response:	The required fees and expenses required by Item 3 have been disclosed for all Funds.

Comment 2.	Please explain to us when the Board of Trustees of Pacer Funds Trust approved fees and other material items (including the Investment Advisory Agreement).

Response:	The Board approved the fees, Investment Advisory Agreement and other material items at in-person meetings held on May 11 and May 26, 2015.

Principal Risks of Investing in the Fund (page 5)

Comment 3.
Under the paragraph titled, “Non-Diversification Risk,” the disclosure states the Fund will be non-diversified, which generally means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund, as defined under Section 5(b)(1) of the Investment Company Act of 1940 (the “Investment Company Act”). Further, we note there is disclosure in the Statement of Additional Information relating to the Funds’ non-diversification status. Please include a discussion of the non-diversification strategy in the “Principal Investment Strategies of the Fund” Summary Section.

Response:
The following disclosure has been added to the “Principal Investment Strategies of the Fund” summary section for each Fund: “The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.”

Comment 4.
In the section, “Shares of the Fund May Trade at Prices Other Than NAV,” please provide more information as to what the expected trading price would be, and why the shares might or might not trade close to NAV.

Response:
The following sentence has been added to the above-referenced section for each Fund: “The price of Fund shares, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings.” Additionally, the Registrant notes that the price of Fund shares trading on an exchange will be based on a current bid/offer market.  Fund shares will be available for purchase or sale on an intraday basis on an exchange and do not have a fixed relationship to the previous day’s NAV or the current day’s NAV.  Prices on an exchange therefore may be below, at, or above the most recently calculated NAV of such shares.  Consequently, the Registrant cannot predict or control the expected trading price of Fund shares.

Derivatives (page 4)

Comment 5.	Several of the Funds indicate they may invest up to 20% of their assets in various types of derivatives.

a. Since the disclosure describes investments in derivative instruments, please review the Funds’ principal strategies and principal risk disclosures to ensure that the information is not too generic or standardized and also that it describes the actual derivative instruments and the associated principal risks that the Fund intends to use to achieve its investment objectives. See Barry Miller Letter to the Investment Company Institute dated July 30, 2010; see also Division of Investment Management Guidance No. 2013-03 (July 2013), available at http://www.sec.gov/divisions/investment/guidance/im-guidance-2013-03.pdf.

b. Please confirm to us that each type of instrument named in the derivatives risk disclosure is consistent with the investment strategy of the Fund.

Response:	The Funds no longer anticipate utilizing derivatives and therefore, all disclosure relating to derivatives has been removed from the registration statement.

Portfolio Managers (page 6)

Comment 6.
Please disclose all portfolio managers who are “primarily and jointly responsible for the day-to day management” of the Funds’ portfolios.” See Item 10(a)(2) of Form N-1A and Instruction 2 thereto. Also, please delete the names of individuals who are not primarily and jointly responsible for the day-to-day management of the portfolio.

Response:   The Registrant notes that the applicable disclosure has been revised to remove references to Mr. Thomson as a portfolio manager and to note that the Adviser uses a committee approach to managing the Funds. The disclosure has been further revised to clarify that Messrs. Kavanaugh and Mack have primary responsibility for the day-to day management of the Funds, with Mr. O’Hara also serving as a portfolio manager.

Pacer US 500 Trendpilot ETF, Pacer US 400 Trendpilot ETF, Pacer NASDAQ-100 Trendpilot ETF

Comment 7.
We note that each Fund’s investment strategy states that “[U]nder normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.” We also note that each Fund could change exposure so that, at times, significantly less than 80% of the Fund’s total assets would be invested in the Index and significantly all of the Fund’s assets would be invested in U.S. Treasuries.

Rule 35d-1(a)(2)(i) under the Investment Company Act requires that if a fund’s name suggests that it focuses its investments in a particular type of investment (e.g., securities contained in the NASDAQ-100), the fund must adopt a policy to invest, under normal circumstances, at least 80% of its assets in those securities. Please explain to us how each Funds’ policy of investing, for extended periods of time, in U.S. Treasuries, rather than the Index securities suggested by its name, is consistent with Rule 35d-1 under the Investment Company Act.

Response:
The Registrant notes that the names of the above-referenced Funds have been changed as indicated in the table below. Additionally, the Registrant does not believe that the new names, as indicated below, implicate Rule 35d-1.

Old Name	New Name
Pacer NASDAQ-100 Trendpilot ETF	Pacer Trendpilot 100 ETF
Pacer US 400 Trendpilot ETF	Pacer Trendpilot 450 ETF
Pacer US 500 Trendpilot ETF	Pacer Trendpilot 750 ETF

Comment 8.
In each Fund’s principal investment strategy, the second paragraph under “The Index” states that “if the (respective benchmark) is above its 200-day simple moving average for five consecutive trading days (a “positive trend”), the Index will track the return of the (respective benchmark) and will have no exposure to 3-month U.S. Treasury bills.” Please clarify the disclosure to discuss what each Fund’s Index will track if there is no trend within five consecutive days.

Response:
The relevant disclosure has been revised and expanded to incorporate recent modifications to the index methodologies and to add clarity to the operation of each index and the corresponding investment exposure.

Pacer US 500 TrendpilotTM ETF

Principal Investment Strategies – The Index (page 3)

Comment 9.	Please explain “simple moving average basis” in plain English.

Response:
The Registrant believes that the term “simple moving average” is one well understood by the investing public. However, to add further clarity, the following disclosure has been added under “ADDITIONAL INFORMATION ABOUT THE FUNDS—Additional Information About Each Trendpilot Index”: “The 200-day moving average for each of the Wilshire Large-Cap, Wilshire Mid-Cap, and NASDAQ-100 can be calculated by adding the closing price of the applicable index for each of the 200 most recent business days and dividing the resulting sum by 200.”

Comment 10.
Please disclose how long the Index will track 3-month Treasury bills before changing exposure to track the S&P 500® Index. For example, explain how long of a positive trend the S&P 500® must have before the Index changes exposure from Treasuries to track the S&P 500® again. Finally, when the Fund completes the two day transition from the S&P 500® Index exposure to U.S. Treasuries, will the Fund have any investment exposure to the S&P 500® index? That is, will the Fund be either completely exposed to the S&P 500® Index or completely exposed to U.S. Treasuries? Please revise the disclosure accordingly for the Fund and similar Funds. (page 3)

Response:
The relevant disclosure has been revised and expanded to incorporate recent modifications to the index methodologies and to add clarity to the operation of each index and the corresponding investment exposure. In summary, for each Trendpilot Fund, the Fund and its underlying index will not change investment exposure from one position to another until the indicator criteria for such other position are met. Disclosure has been added to note that the Fund and its index could remain in any one position for an extended period of time.

Principal Risks of Investing in the Fund (page 5)

Comment 11.
The S&P 500® Index includes companies with small and middle market capitalizations. Please disclose small and middle capitalization risk (where appropriate) in each applicable Fund’s principal risk disclosure (e.g., small-capitalization risk for Pacer US 400 TrendpilotTM ETF).

Response:
Please note that the Fund’s underlying index no longer references the S&P 500 Index; rather, it references the Wilshire US Large-Cap Index, which the Registrant believes contains only large capitalization companies.

Pacer NASDAQ-100 Trendpilot ETF

Comment 12.       Please disclose the market capitalization ranges within the NASDAQ-100 Index.

Response:
NASDAQ OMX does not readily publish the market capitalization ranges within the NASDAQ-100 Index. However, the Registrant believes that the investing public understands that, because of the index methodology and the fact that it is market capitalization weighted, the index is predominantly composed of large capitalization companies. To aid investors in understanding the makeup of the NASDAQ-100, the following disclosure has been added under “ADDITIONAL INFORMATION ABOUT THE FUNDS—Additional Information About Each Trendpilot Index”: “As of February 27, 2015, the three largest components of the NASDAQ-100 Index were Apple Inc. (14.92%), Microsoft Corporation (7.16%), and Google Inc. (3.75%), and the three largest sectors represented in the index were Technology (54.85%), Consumer Services (22.23%), and Health Care (14.20%).”

Pacer US Export Leaders ETF

Fee Table

Comment 13.        The disclosure in this section states that the Fund invests in other investment companies.
Please disclose any Acquired Fund Fees and Expenses as required by Item 3, Instruction
3(f) of Form N-1A.

Response:
The Registrant expects that acquired fund fees and expenses from other investment companies held by the Fund will be less than one basis point. Consequently, the caption for acquired fund fees and expenses has been deleted from the Fund’s fee table.

The Index

Comment 14.	Please explain Free Cash Flow (FCF) and Enterprise Value (EV) in plain English. (page 14)

Response:
The Registrant believes that the definition of FCF currently disclosed in the prospectus (“A company’s cash flow from operations minus capital expenditures”) is generally understood by the investing public. The definition of EV has been revised to read “A company’s market capitalization plus its debt and minus its cash and cash equivalents.”

STATEMENT OF ADDITIONAL INFORMATION

Comment 15.   Please disclose, for each Trustee, the specific experience, qualifications, attributes, or skills that led to the conclusion that the person should serve as a Trustee. See Item 17(b)(10) of Form N-1A.

Response:	The above-referenced information has been included for each Trustee.

SIGNATURES

Comment 16.
We note that the registration statement has been signed by only one Trustee. Please ensure that once the Board of Trustees has been properly constituted, a pre-effective amendment to the registration statement will be signed by a majority of Trustees as required by the Section 6(a) of the Securities Act.

Response:	The Registrant confirms that the pre-effective amendment filed with this correspondence has been signed, pursuant to a power of attorney, by a majority of the Trustees.

GENERAL COMMENTS

Comment 17.	Where a comment is made in one location, it is applicable to all similar disclosure appearing elsewhere in the registration statement.

Response:	The Registrant has reviewed the registration statement and applied the Staff’s comments as necessary and applicable.

Comment 18.
We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response:	The Registrant notes that the registration statement is now complete and understands that the Staff may have additional comments on the amended registration statement.

Comment 19.
If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Response:	The Registrant does not intend to omit any information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A.

Comment 20.	Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response:
The Trust and Pacer Advisors, Inc., the Trust’s investment adviser, submitted an exemptive application for passive, index-based exchange-traded fund relief (File No. 812-14347). The Commission issued a notice of the application on December 22, 2014 (Investment Company Release No. 31394) and issued its final order approving the application on January 20, 2015.  No other exemptive application or no-action request is expected to be submitted in connection with the registration statement.

*           *           *

If you have any questions regarding the foregoing, please contact Michael D. Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust